Schedule of net gains on financial liabilities measured at fair value (Details) - SEK (kr) kr in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total gains on financial liabilities measured at fair value	kr 582,379	kr 1,329	kr (129,262)	kr 51,832
Convertible debts [member]
IfrsStatementLineItems [Line Items]
Total gains on financial liabilities measured at fair value		190
Warrants to investor [member]
IfrsStatementLineItems [Line Items]
Total gains on financial liabilities measured at fair value	131,271	1,139
Warrants related to the PIPE transactions [member]
IfrsStatementLineItems [Line Items]
Total gains on financial liabilities measured at fair value	116,803
Warrants to the SPAC transactions [member]
IfrsStatementLineItems [Line Items]
Total gains on financial liabilities measured at fair value	64,392
Warrants to customer [member]
IfrsStatementLineItems [Line Items]
Total gains on financial liabilities measured at fair value	kr 269,913